Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCKS: 80.5%
Beverages - Soft: 0.3%
The Coca-Cola Company	8,046	$422,174
Building Products: 1.2%
Owens Corning	22,525	1,925,888
Business Software & Services: 3.4%
Amdocs Limited#	54,294	4,110,599
Dun & Bradstreet Holdings, Inc.*	89,285	1,500,881
		5,611,480
Chemicals: 4.6%
DuPont de Nemours, Inc.	49,196	3,344,836
The Sherwin-Williams Company	15,359	4,296,373
		7,641,209
Commercial Banks & Thrifts: 7.0%
American National Bankshares, Inc.	35,987	1,189,010
OceanFirst Financial Corp.	47,753	1,022,392
Primis Financial Corp.	365,220	5,281,081
Prudential Bancorp, Inc.	6,225	94,994
Shore Bancshares, Inc.	122,477	2,171,517
Western New England Bancorp, Inc.	4,559	38,888
WSFS Financial Corporation	33,726	1,730,481
		11,528,363
Commercial Services & Supplies: 2.9%
Johnson Controls International plc#	71,685	4,880,315
Computer Communications: 2.7%
Cisco Systems, Inc.	81,750	4,449,653
Electrical Equipment & Instruments: 1.3%
Emerson Electric Co.	15,325	1,443,615
nVent Electric plc#	20,000	646,600
		2,090,215
Engineering & Construction: 5.4%
EMCOR Group, Inc.	33,710	3,889,460
MYR Group, Inc.*	51,291	5,103,454
		8,992,914
Healthcare Equipment & Supplies: 3.6%
Abbott Laboratories	10,500	1,240,365
Medtronic plc#	37,870	4,747,004
		5,987,369
Hotels, Restaurants & Leisure: 2.7%
Wyndham Hotels & Resorts, Inc.	58,008	4,477,638
Information Technology Services: 5.6%
KBR, Inc.	190,484	7,505,070
Visa, Inc. - Class A	8,310	1,851,052
		9,356,122
Insurance: 2.7%
Chubb Limited#	12,009	2,083,322
W.R. Berkley Corp.	31,740	2,322,733
		4,406,055
Internet Retail: 2.4%
Amazon.com, Inc.*	1,210	3,974,898
Investment Company: 4.8%
26 Capital Acquisition Corp. - Class A*	6,000	58,320
Accelerate Acquisition Corp.- Class A*	2,528	24,597
Adara Acquisition Corp.- Class A*	19,870	194,726
Adit EdTech Acquisition Corp.- Class A*	17,388	169,359
AEA-Bridges Impact Corp.- Class A*#	4,000	39,120
AF Acquisition Corp.- Class A*	5,800	56,492
Agile Growth Corp.- Class A*#	9,850	95,742
Aldel Financial, Inc.- Class A*	18,560	187,270
Apollo Strategic Growth Capital II*#	5,000	49,750
Athlon Acquisition Corp.- Class A*	1,500	14,670
Atlantic Avenue Acquisition Corp.- Class A*	1,000	9,800
Authentic Equity Acquisition Corp.- Class A*#	4,250	41,225
B. Riley Principal 250 Merger Corp.- Class A*	28,384	275,325
Big Cypress Acquisition Corp.- Class A*	3,100	31,248
Biotech Acquisition Group- Class A*#	6,800	66,232
Bright Lights Acquisition Corp.- Class A*	15,950	155,353
BYTE Acquisition Corp.- Class A*#	5,000	48,550
Capstar Special Purpose Acquisition Corp.- Class A*	5,305	52,626
Clarim Acquisition Corp.*	1,000	9,840
Colombier Acquisition Corp.- Class A*	2,000	19,340
Crown PropTech Acquisitions- Class A*#	5,800	56,550
DPCM Capital, Inc.- Class A*	22,350	218,359
E.Merge Technology Acquisition Corp.- Class A*	10,169	99,860
Edify Acquisition Corp.- Class A*	1,350	13,095
EG Acquisition Corp.- Class A*	7,351	71,378
Empowerment & Inclusion Capital I Corp.- Class A*	4,796	46,905
EQ Health Acquisition Corp.*	5,000	50,000
EQ Health Acquisition Corp.- Class A*	4,015	39,226
Evo Acquisition Corp.*	1,000	9,940
Executive Network Partnering Corp.- Class A*	27,399	269,058
Fintech Evolution Acquisition Group- Class A*#	2,200	21,318
Flame Acquisition Corp.- Class A*	58,990	573,383
G Squared Ascend II, Inc.- Class A*#	10,539	103,071
GigInternational 1, Inc.*	16,303	160,911
Glass Houses Acquisition Corp.- Class A*	13,623	133,233
Glenfarne Merger Corp.- Class A*	400	3,876
Goal Acquisitions Corp.- Class A*	41,796	406,257
Golden Arrow Merger Corp.- Class A*	10,300	100,734
Golden Falcon Acquisition Corp.- Class A*	9,300	90,675
Healthcare Services Acquisition Corp.- Class A*	23,301	226,719
IG Acquisition Corp.- Class A*	4,045	39,601
Isleworth Healthcare Acquisition Corp.*	8,103	79,652
Jack Creek Investment Corp.- Class A*#	8,840	86,190
Kadem Sustainable Impact Corp.- Class A*	38,674	376,685
Kernel Group Holdings, Inc.- Class A*#	100	974
Leo Holdings Corp. II- Class A*#	2,500	24,350
Levere Holdings Corp.- Class A*#	3,427	33,447
Live Oak Mobility Acquisition Corp.*	5,000	49,550
Logistics Innovation Technologies Corp.- Class A*	6,284	61,112
M3-Brigade Acquisition Corp. II- Class A*	7,410	73,433
Macondray Capital Acquisition Corp. I- Class A*#	31,101	306,034
Marlin Technology Corp.- Class A*#	2,000	19,520
Mason Industrial Technology, Inc.- Class A*	500	4,870
MCAP Acquisition Corp.- Class A*	12,400	122,388
MDH Acquisition Corp.*	1,900	19,266
Moringa Acquisition Corp.- Class A*#	3,211	31,147
Newbury Street Acquisition Corp.*	2,242	21,792
Noble Rock Acquisition Corp.*#	5,000	49,650
One Equity Partners Open Water Corp. I- Class A*	3,600	35,028
Osiris Acquisition Corp.- Class A*	44,942	441,330
Oyster Enterprises Acquisition Corp.- Class A*	20,000	195,000
Periphas Capital Partnering Corp.- Class A*	15,008	365,370
Post Holdings Partnering Corp.- Class A*	18,172	175,178
Seven Oaks Acquisition Corp.- Class A*	25,600	254,208
SilverBox Engaged Merger Corp. I*	1,000	9,940
Skydeck Acquisition Corp.- Class A*#	4,600	44,482
SportsTek Acquisition Corp.*	1,000	9,955
SportsTek Acquisition Corp.- Class A*	2,100	20,475
Tailwind Acquisition Corp.- Class A*	15,950	155,991
Tailwind International Acquisition Corp.*#	1,000	9,910
Tastemaker Acquisition Corp.- Class A*	39,237	386,877
Virtuoso Acquisition Corp.- Class A*	3,900	38,649
Zanite Acquisition Corp.- Class A*	4,191	42,371
Z-Work Acquisition Corp.- Class A*	5,067	49,353
		7,927,911
Media & Entertainment: 5.0%
Alphabet, Inc. - Class C*	3,080	8,209,155
Oil & Gas Exploration & Production: 1.2%
EOG Resources, Inc.	25,226	2,024,891
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	196,994
Pharmaceuticals: 1.1%
Johnson & Johnson	11,189	1,807,024
Real Estate Investment Trust: 2.1%
American Homes 4 Rent- Class A	52,619	2,005,836
Americold Realty Trust	51,466	1,495,088
Physicians Realty Trust	3,000	52,860
		3,553,784
Software & Services: 4.5%
J2 Global, Inc.*	55,157	7,535,549
Specialty Chemicals: 0.3%
International Flavors & Fragrances, Inc.	4,249	568,176
Specialty Insurance: 0.1%
Radian Group, Inc.	5,950	135,184
Transportation & Logistics: 2.8%
United Parcel Service, Inc. - Class B	25,751	4,689,257
Truck Dealerships: 0.8%
Rush Enterprises, Inc. - Class A	11,893	537,088
Rush Enterprises, Inc. - Class B	17,178	786,237
		1,323,325
Utilities: 2.5%
CMS Energy Corp.	36,172	2,160,553
IDACORP, Inc.	7,860	812,567
NextEra Energy, Inc.	14,748	1,158,013
		4,131,133
Waste Management Services: 7.5%
Republic Services, Inc.	103,592	12,437,256
Wireless Telecommunication Services: 1.9%
T-Mobile USA, Inc.*	25,273	3,228,878
TOTAL COMMON STOCKS
(cost $72,827,212)		133,512,810

PREFERRED STOCKS: 1.3%
Oil & Gas Storage & Transportation: 1.3%
GasLog Partners LP, Series A, 8.625%#º	85,792	2,210,860
TOTAL PREFERRED STOCKS
(cost $1,572,087)		2,210,860

EXCHANGE TRADED FUNDS: 2.8%
Investment Company: 0.8%
SPAC & New Issue ETF*	46,413	1,333,909
Renewable Energy: 2.0%
Invesco Solar ETF	40,986	3,276,831
TOTAL EXCHANGE TRADED FUNDS
(cost $2,720,110)		4,610,740

WARRANTS: 0.0%
Investment Company: 0.0%
Macondray Capital Acquisition Corp.*#
Expiration: May 2026, Exercise Price: $11.50	10,367	5,445
Oyster Enterprises Acquisition Corp.*
Expiration: December 2027, Exercise Price: $11.50	10,000	5,431
TOTAL WARRANTS
(cost $11,112)		10,876

	Principal	Value
CONVERTIBLE BONDS: 2.8%
Commercial Banks & Thrifts: 0.1%
Hope Bancorp, Inc., 2.000%, 5/15/38	$96,000	95,814
Internet Software & Services: 0.2%
LendingTree, Inc., 0.500%, 7/15/25	465,000	397,781
Oil & Gas Storage & Transportation: 1.1%
Golar LNG Ltd., 2.750%, 2/15/22#	1,905,000	1,900,093
Software & Services: 1.4%
FireEye, Inc., 1.625%, 6/1/35	992,000	995,781
J2 Global, Inc., 1.750%, 11/1/26 144A	1,000,000	1,256,522
		2,252,303
TOTAL CONVERTIBLE BONDS
(cost $4,180,929)		4,645,991

CORPORATE BONDS: 8.7%
Aerospace & Defense: 0.6%
TransDigm, Inc.
6.375%, 6/15/26	928,000	958,540
7.500%, 3/15/27	44,000	46,380
		1,004,920
Auto Components: 0.3%
Dana Financing Luxembourg, 5.750%, 4/15/25# 144A	180,000	185,877
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	296,000	304,140
		490,017
Building Products: 0.2%
Griffon Corp., 5.750%, 3/1/28	369,000	387,911
Chemicals: 0.1%
The Scotts Miracle-Gro Co., 4.500%, 10/15/29	120,000	125,550
Consumer Finance: 0.4%
Credit Acceptance Corp.
5.125%, 12/31/24 144A	150,000	154,687
6.625%, 3/15/26	500,000	523,125
		677,812
Food & Staples Retailing: 0.2%
Albertsons Co., 5.750%, 3/15/25	32,000	32,677
Safeway, Inc., 7.450%, 9/15/27	273,000	322,351
		355,028
Healthcare Providers & Services: 0.3%
Encompass Health Corp., 5.750%, 9/15/25	343,000	350,028
Owens & Minor, Inc., 4.375%, 12/15/24	38,000	40,399
Tenet Healthcare Corp., 4.625%, 7/15/24	124,000	126,015
		516,442
Hotels, Restaurants & Leisure: 0.3%
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	141,000	144,070
MGM Resorts International, 7.750%, 3/15/22	257,000	263,746
		407,816
Household & Personal Products: 0.4%
Spectrum Brands, Inc., 5.750%, 7/15/25	614,000	630,118
Independent Power & Renewable Energy: 0.1%
Clearway Energy Operating LLC, 5.000%, 9/15/26	197,000	202,304
Industrial Conglomerates: 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.750%, 2/1/24	400,000	405,500
Machinery: 1.1%
EnPro Industries, Inc., 5.750%, 10/15/26	803,000	841,042
Welbilt, Inc., 9.500%, 2/15/24	931,000	958,046
		1,799,088
Media & Entertainment: 1.4%
Cinemark USA, Inc., 8.750%, 5/1/25 144A	437,000	469,393
iHeartCommunications, Inc., 8.375%, 5/1/27	1,661,000	1,777,270
		2,246,663
Metals & Mining: 0.8%
Allegheny Technologies, Inc., 7.875%, 8/15/23	313,000	352,516
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	752,000	779,260
Commercial Metals Co., 5.375%, 7/15/27	196,000	206,045
		1,337,821
Packaging & Containers: 0.4%
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	310,000	319,873
Silgan Holdings, Inc., 4.750%, 3/15/25	323,000	327,845
		647,718
Real Estate Investment Trust: 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/27	350,000	369,250
SBA Communications Corp., 4.875%, 9/1/24	70,000	71,305
		440,555
Software & Services: 0.0%
NortonLifeLock, Inc., 5.000%, 4/15/25 144A	50,000	50,860
Specialty Retail: 0.3%
Signet U.K. Finance plc, 4.700%, 6/15/24#	510,000	522,304
Technology Hardware & Equipment: 0.2%
CDW LLC / CDW Finance Corp., 3.250%, 2/15/29	290,000	297,612
Telecommunication Services: 0.1%
Level 3 Financing, Inc., 5.375%, 5/1/25	111,000	113,532
Trading Companies & Distributors: 0.3%
United Rentals North America, Inc., 3.875%, 11/15/27	500,000	524,375
Utilities: 0.7%
NRG Energy, Inc.
6.625%, 1/15/27	384,000	398,285
5.750%, 1/15/28	718,000	764,670
		1,162,955
TOTAL CORPORATE BONDS
(cost $14,320,775)		14,346,901

	Shares
SHORT-TERM INVESTMENTS: 3.8%
Money Market Funds: 3.8%^
First American Treasury Obligations Fund, Institutional Share Class, 0.013%	6,363,559	6,363,559
TOTAL SHORT-TERM INVESTMENTS
(cost $6,363,559)		6,363,559
TOTAL INVESTMENTS IN SECURITIES
(cost $101,995,784): 99.9%		165,701,737
Other Assets and Liabilities 0.1%		217,448
NET ASSETS: 100.0%		$165,919,185

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of September 30, 2021, the value of these investments was $2,117,339, or 1.3% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2021.
°	The coupon rate shown on variable rate securities represents the rate as of September 30, 2021.

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-thecounter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2021:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2021
	Level 1	Level 2	Level 3	Total
Common Stocks*	$133,347,611	$165,199	$-	$133,512,810
Preferred Stocks*	2,210,860	-	-	2,210,860
Exchange Traded Funds*	4,610,740	-	-	4,610,740
Warrants*	10,876	-	-	10,876
Convertible Bonds*	-	4,645,991	-	4,645,991
Corporate Bonds*	-	14,346,901	-	14,346,901
Short-Term Investments	6,363,559	-	-	6,363,559
Total	$146,543,646	$19,158,091	$-	$165,701,737

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period.